Consolidated Statements of Operations and Comprehensive Income/(Loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Products revenue	$ 31,583	¥ 220,864	¥ 281,767	¥ 82,225
Cost of revenue	(29,301)	(204,902)	(130,452)	(73,147)
Gross profit	2,282	15,962	151,315	9,078
Operating expenses:
Research and development expenses	(11,053)	(77,296)	(109,443)	(42,304)
Sales and marketing expenses	(1,262)	(8,824)	(8,468)	(6,532)
General and administrative expenses	(4,925)	(34,445)	(30,248)	(25,210)
Impairment of long-lived assets	(11)	(74)	(210)
Total operating expenses	(17,251)	(120,639)	(148,369)	(74,046)
Income/(loss) from operations	(14,969)	(104,677)	2,946	(64,968)
Interest income	1,575	11,014	16,235	16,750
Foreign exchange gain/(loss), net	(481)	(3,364)	1,382	(524)
Change in fair value of cryptocurrency	692	4,838	21,322
Other income, net	1,191	8,334	8,292	13,191
Income/(loss) before income tax expenses	(11,992)	(83,855)	50,177	(35,551)
Income tax benefit	5,194	36,323	1,320	8,756
Net income/(loss)	(6,798)	(47,532)	51,497	(26,795)
Foreign currency translation adjustment, net of nil tax	(718)	(5,023)	1,939	1,838
Total comprehensive income/(loss)	$ (7,516)	¥ (52,555)	¥ 53,436	¥ (24,957)
Weighted average number of shares used in per share calculation:
Basic	120,912,863	120,912,863	119,936,488	119,387,937
Diluted	120,912,863	120,912,863	120,016,243	119,387,937
Net earnings/(loss) per share
Basic | (per share)	$ (0.06)	¥ (0.39)	¥ 0.43	¥ (0.22)
Diluted | (per share)	$ (0.06)	¥ (0.39)	¥ 0.43	¥ (0.22)